SHARE BASED COMPENSATION (Details)	6 Months Ended
Jun. 30, 2022 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of shares, beginning balance | shares
Weighted Average Grant Date fair Value, beginning balance | $ / shares
Number of shares, Granted | shares	36,336
Weighted Average Grant Date fair Value, Garnted | $ / shares	$ 6.86
Number of shares, Forfeited | shares	(3,726)
Weighted Average Grant Date fair Value, Forfeited | $ / shares	$ 6.86
Number of shares, Vested | shares	(16,684)
Weighted Average Grant Date fair Value, Vested | $ / shares	$ 6.86
Number of shares, ending balance | shares	15,926
Weighted Average Grant Date fair Value, ending balance | $ / shares	$ 6.86